NORTHSTAR INVESTMENT MANAGEMENT CORPORATION
                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830
                                  (203)863-6216


VIA EDGAR TRANSMISSION

October 30, 1996


Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

RE:  NORTHSTAR FUNDS
         Northstar Balance Sheet Opportunities Fund - No. 33-850/811-2239 Northstar Strategic Income Fund - No. 33-76574/811-08414

Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 is a supplement, dated October 30, 1996, to the combined Prospectus dated February 29, 1996 for the above named registrants.

The supplement filed herewith serves to disclose a change to an investment policy of the Northstar Balance Sheet Opportunities Fund, a change to an investment policy of the Northstar Strategic Income Fund, and the addition of a new investment policy of the Northstar Strategic Income Fund.

Should you have any questions regarding this submission, please contact the undersigned at (203)863-6216.

Sincerely,



STEPHANIE L. BECKNER
Stephanie L. Beckner


cc:  Distribution

                               THE NORTHSTAR FUNDS
                           Prospectus Supplement dated
                      October 30, 1996 to Prospectus dated
                                February 29, 1996



THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS":

At a meeting held on October 29, 1996, the Trustees of the Northstar Balance Sheet Opportunities Fund approved an amendment to the Fund's investment policy relating to investments in debt securities rated below investment grade. Effective herewith, the limit on the percentage of the Fund's assets that may be invested in such securities has been increased from 25% to 50%. Please refer to page 17 of the Prospectus for a description of the risks associated with investing in high yield securities.

At a meeting held on October 29, 1996, the Trustees of the Northstar Strategic Income Fund approved an amendment to the Fund's investment policy relating to minimum investment levels for the U.S. Government Securities Sector, High Yield Sector, and International Sector. Effective herewith, the required minimum allocation to the above noted sectors is removed. Please refer to pages 14 through 16 of the Prospectus for a description of the three sectors. Further , the Trustees of the Fund approved the addition of an investment policy that allows the Fund to invest in investment grade corporate debt securities. Effective herewith, the Fund may invest in investment grade corporate debt securities.